Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings (Loss) Per Share
Earnings (Loss) Per Share

(25) Earnings (Loss) Per Share

Basic and diluted earnings per share for the period/year ended December 31, 2020, 2019 and 2018 have been calculated as follows:

	2020		2019	2018
	RMB	US$	RMB	RMB
Net (loss) income available to ordinary shareholders	19,610	3,006	11,363	(22,172)

Weighted average number of ordinary shares outstanding	3,265,837	3,265,837	3,265,837	3,265,837

Dilutive effect of share options	—	—	—	—

Diluted weighted average number of ordinary shares outstanding	3,265,837	3,265,837	3,265,837	3,265,837

Basic and diluted earnings (loss) per share	6.00	0.92	3.48	(6.79)